Schedule of Investments
(unaudited)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1,
Class A, 8.11%, 09/25/60
(a) (b)
.......... USD 813 $ 823,538
522 Funding CLO Ltd., Series 2018-3A, Class
AR, (3-mo. CME Term SOFR at 1.04% Floor
+ 1.30%), 5.59%, 10/20/31
(b) (c)
......... 843 844,140
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%), 5.36%,
11/25/34
(c)
....................... 241 238,723
Ajax Mortgage Loan Trust
(b)
Series 2020-C,  0.00%, 09/25/60
(d) (e)
..... 5 5,248
Series 2020-C, Class C, 0.00%, 09/27/60 . 4 3,300
Series 2020-D,  0.00%, 06/25/60
(d) (e)
..... 8 7,727
Series 2021-E, Class B3, 3.94%, 12/25/60
(c)
379 125,758
Series 2021-E, Class XS, 0.00%, 12/25/60
(c)
4,907 176,435
Series 2021-F, Class A, 4.88%, 06/25/61
(a)
. 1,635 1,633,103
Series 2021-F, Class B, 3.75%, 06/25/61
(a)
. 343 337,340
Series 2021-F, Class C, 0.00%, 06/25/61 .. 520 473,470
Series 2021-G, Class A, 4.88%, 06/25/61
(c)
1,318 1,284,810
Series 2021-G, Class B, 3.75%, 06/25/61
(c)
256 257,231
Series 2021-G, Class C, 0.00%, 06/25/61 . 460 444,566
AMSR Trust
(b)
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ..................... 850 844,530
Series 2023-SFR2, Class F1, 3.95%,
06/17/40 ..................... 600 536,172
Apidos CLO XII, Series 2013-12A, Class BRR,
(3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.75%, 04/15/31
(b) (c)
.......... 1,200 1,201,179
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.27%), 5.56%, 04/20/31
(b) (c)
.......... 347 347,427
Apidos CLO XXXII, Series 2019-32A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.10%), 5.39%, 01/20/33
(b) (c)
..... 280 280,289
AREIT LLC, Series 2023-CRE8, Class A, (1-mo.
CME Term SOFR at 2.11% Floor + 2.11%),
6.41%, 08/17/41
(b) (c)
................ 552 554,903
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor + 1.69%),
5.99%, 05/17/41
(b) (c)
................ 470 472,206
AREIT Trust
(b)(c)
Series 2021-CRE5, Class A, (1-mo. CME
Term SOFR at 1.08% Floor + 1.19%),
5.50%, 11/17/38 ................ 54 53,682
Series 2022-CRE6, Class A, (SOFR 30 day
Average at 1.25% Floor + 1.25%), 5.62%,
01/20/37 ..................... 347 346,742
ARES LII CLO Ltd., Series 2019-52A, Class
A1R, (3-mo. CME Term SOFR at 1.05%
Floor + 1.31%), 5.60%, 04/22/31
(b) (c)
..... 657 656,556
Barings Loan Partners CLO Ltd. 3, Series LP-
3A, Class AR, (3-mo. CME Term SOFR at
1.52% Floor + 1.52%), 5.81%, 07/20/33
(b) (c)
2,500 2,505,160
Bayview Financial Revolving Asset Trust, Series
2004-B, Class A1, (1-mo. CME Term SOFR
at 1.00% Floor + 1.11%), 5.43%, 05/28/39
(b) (c)
1,531 1,255,121
BDS Ltd., Series 2021-FL9, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.18%),
5.48%, 11/16/38
(b) (c)
................ 203 202,299
Bear Stearns Asset-Backed Securities I Trust
(c)
Series 2006-HE8, Class 1A3, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
4.95%, 10/25/36 ................ 735 711,213
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE2, Class 1A4, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.75%, 03/25/37 ................ USD 722 $ 648,804
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 03/25/37 ................ 453 420,167
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.66%,
10/20/37
(b) (c)
..................... 1,000 1,007,385
Bristol Park CLO Ltd.
(b)(c)
Series 2016-1A, Class AR, (3-mo. CME Term
SOFR at 0.99% Floor + 1.25%), 5.55%,
04/15/29 ..................... 202 202,611
Series 2016-1A, Class BR, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%), 6.01%,
04/15/29 ..................... 410 410,802
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR 30 day Average at 1.50% Floor +
1.50%), 5.91%, 02/15/37
(b) (c)
.......... 359 359,090
Carlyle Global Market Strategies CLO Ltd.
(b)(c)
Series 2014-2RA, Class A1, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%),
5.84%, 05/15/31 ................ 388 388,549
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.70%, 07/15/31 ................ 304 304,544
Series 2015-4A, Class A1RR, (3-mo. CME
Term SOFR at 1.22% Floor + 1.22%),
5.51%, 07/20/32 ................ 755 757,147
Carlyle US CLO Ltd.
(b)(c)
Series 2017-4A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 5.74%,
01/15/30 ..................... 226 225,877
Series 2018-2A, Class A1R, (3-mo. CME
Term SOFR at 1.15% Floor + 1.15%),
5.45%, 10/15/31 ................ 581 581,148
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (1-mo. CME Term SOFR
at 0.50% Floor and 14.50% Cap + 0.61%),
4.93%, 02/25/37
(c)
................. 1,910 1,446,412
CarVal CLO I Ltd., Series 2018-1A, Class AR,
(3-mo. CME Term SOFR at 1.23% Floor +
1.23%), 5.54%, 07/16/31
(b) (c)
.......... 1,858 1,861,084
Cayuga Park CLO Ltd., Series 2020-1A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.68%, 07/17/34
(b) (c)
......... 1,500 1,503,744
Centex Home Equity Loan Trust, Series 2004-D,
Class MV1, (1-mo. CME Term SOFR at
0.93% Floor + 1.04%), 5.36%, 09/25/34
(c)
. 429 415,986
CFMT LLC
(b)(c)
Series 2024-HB13, Class M2, 3.00%,
05/25/34 ..................... 750 695,387
Series 2024-HB13, Class M3, 3.00%,
05/25/34 ..................... 1,200 1,094,695
CIFC Funding Ltd., Series 2014-3A, Class
A1R2, (3-mo. CME Term SOFR at 0.00%
Floor + 1.46%), 5.75%, 10/22/31
(b) (c)
..... 764 765,619
College Ave Student Loans LLC, Series 2021-C,
Class C, 3.06%, 07/26/55
(b)
........... 129 116,691
College Avenue Student Loans LLC, Series
2021-B, Class C, 2.72%, 06/25/52
(b)
..... 621 561,754
Countrywide Asset-Backed Certificates, Series
2002-BC3, Class M2, (1-mo. CME Term
SOFR at 1.73% Floor + 1.84%), 6.15%,
05/25/32
(c)
...................... 934 923,603

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
4.77%, 07/25/37
(b) (c)
................ USD 1,383 $ 892,066
CWABS Asset-Backed Certificates Trust
(c)
Series 2006-18, Class M1, (1-mo. CME Term
SOFR at 0.45% Floor + 0.56%), 4.88%,
03/25/37 ..................... 1,551 1,622,622
Series 2006-22, Class M1, (1-mo. CME Term
SOFR at 0.35% Floor + 0.46%), 4.77%,
05/25/47 ..................... 2,167 1,828,656
Series 2007-BC3, Class 1A, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.79%, 11/25/47 ................ 567 533,948
CWABS Trust, Series 2006-26, Class M1,
(1-mo. CME Term SOFR at 0.25% Floor +
0.36%), 4.68%, 06/25/37
(c)
........... 885 749,273
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.33%,
11/25/34
(c)
....................... 8 7,524
Dryden 38 Senior Loan Fund, Series 2015-38A,
Class ARR, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.45%, 07/15/30
(b) (c)
546 546,663
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.28%), 5.58%, 04/15/31
(b) (c)
......... 524 524,147
Flatiron CLO 18 Ltd., Series 2018-1A, Class A,
(3-mo. CME Term SOFR at 0.95% Floor +
1.21%), 5.51%, 04/17/31
(b) (c)
.......... 553 553,811
Foundation Finance Trust
(b)
Series 2024-1A, Class A, 5.50%, 12/15/49 . 235 237,415
Series 2024-2A, Class B, 4.93%, 03/15/50 . 860 849,936
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 7.20%, 10/19/39
(b) (c)
.......... 468 467,939
Galaxy XXI CLO Ltd., Series 2015-21A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.28%), 5.57%, 04/20/31
(b) (c)
......... 409 409,577
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 . 882 887,001
Series 2025-1A, Class A, 5.38%, 02/20/49 . 690 693,558
Series 2025-1A, Class B, 6.27%, 02/20/49 . 250 251,455
GreenSky Home Improvement Issuer Trust,
Series 2024-2, Class D, 6.43%, 10/27/59
(b)
207 210,147
GSAA Home Equity Trust
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.79%,
03/25/36
(c)
.................... 95 27,625
Series 2007-9, Class A2A, 6.50%, 10/25/37 831 459,188
GSAA Trust, Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.14% Floor + 0.25%),
4.57%, 03/25/47
(c)
................. 1,969 1,034,483
Home Partners of America Trust, Series 2021-3,
Class F, 4.24%, 01/17/41
(b)
........... 1,813 1,604,386
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.75%, 02/17/39
(b) (c)
................ 970 970,039
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(b) (c)
.......... 1,679 1,602,370
Lendmark Funding Trust
(b)
Series 2021-2A, Class A, 2.00%, 04/20/32 . 600 560,012
Series 2024-2A, Class B, 4.86%, 02/21/34 . 203 198,885
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust
(c)
Series 2006-1, Class 2A4, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.03%,
02/25/36 ..................... USD 610 $ 510,462
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.75%,
08/25/36 ..................... 1,536 595,707
Madison Park Funding XIV Ltd., Series 2014-
14A, Class AR3, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 5.49%, 10/22/30
(b) (c)
721 722,072
Madison Park Funding XL Ltd., Series 9A, Class
AR2, (3-mo. CME Term SOFR at 0.99%
Floor + 1.25%), 5.77%, 05/28/30
(b) (c)
..... 609 609,016
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class ARR, (3-mo. CME Term SOFR at
0.94% Floor + 1.20%), 5.49%, 10/21/30
(b) (c)
1,302 1,302,414
Madison Park Funding XXI Ltd., Series
2016-21A, Class AARR, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.64%,
10/15/32
(b) (c)
..................... 985 986,309
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL14, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%), 6.04%,
03/19/39
(b) (c)
..................... 418 419,536
MidOcean Credit CLO VIII, Series 2018-8A,
Class A1R, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 5.83%, 02/20/31
(b) (c)
833 834,521
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.73%,
07/25/36
(c)
...................... 400 156,315
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(b)
............... 35 30,419
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term SOFR
at 0.00% Floor + 1.01%), 5.32%, 11/15/68
(b) (c)
360 358,933
Navient Private Education Refi Loan Trust
(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59 77 74,534
Series 2020-IA, Class A1B, (1-mo. CME
Term SOFR at 1.00% Floor + 1.11%),
5.42%, 04/15/69
(c)
............... 126 126,108
Series 2021-EA, Class A, 0.97%, 12/16/69 . 850 749,186
Series 2021-EA, Class B, 2.03%, 12/16/69 760 538,304
Nelnet Student Loan Trust
(b)
Series 2021-A, Class A2, (1-mo. CME Term
SOFR + 1.14%), 5.44%, 04/20/62
(c)
... 880 885,351
Series 2021-A, Class B1, 2.85%, 04/20/62 . 250 215,675
Series 2021-CA, Class AFL, (1-mo. CME
Term SOFR at 0.00% Floor + 0.85%),
5.15%, 04/20/62
(c)
............... 345 343,744
Series 2021-CA, Class B, 2.53%, 04/20/62 269 225,949
Series 2021-DA, Class B, 2.90%, 04/20/62 700 601,161
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%), 5.53%,
01/20/35
(b) (c)
..................... 2,000 2,002,544
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
... 2,739 2,543,406
NYMT Trust, Series 2024-RR1, Class A, 7.37%,
05/25/64
(a) (b)
..................... 952 944,383
Octagon 66 Ltd., Series 2022-1A, Class A1R,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.24%, 11/16/36
(b) (c)
.......... 650 653,637

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class A1A, (3-mo. CME Term
SOFR at 1.06% Floor + 1.32%), 5.61%,
01/20/31
(b) (c)
..................... USD 330 $ 330,432
OneMain Direct Auto Receivables Trust, Series
2025-1A, Class D, 6.10%, 07/14/37
(b)
.... 440 448,515
OneMain Financial Issuance Trust, Series 2024-
1A, Class B, 6.03%, 05/14/41
(b)
........ 200 204,060
Option One Mortgage Loan Trust
(a)
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37 ..................... 911 763,602
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37 ..................... 676 650,051
PFS Financing Corp., Series 2024-A, Class B,
(SOFR 30 day Average at 1.30% Floor +
1.30%), 5.71%, 01/15/28
(b) (c)
.......... 320 321,734
PRET LLC
(a)(b)
Series 2024-NPL4, Class A1, 7.00%,
07/25/54 ..................... 1,441 1,447,050
Series 2024-NPL5, Class A1, 5.96%,
09/25/54 ..................... 987 979,461
Progress Residential Trust
(b)
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ..................... 1,343 1,270,620
Series 2021-SFR11, Class F, 4.42%,
01/17/39 ..................... 2,000 1,897,383
Series 2022-SFR1, Class F, 4.88%, 02/17/41 2,500 2,388,519
Series 2022-SFR3, Class F, 6.60%, 04/17/39 1,000 993,491
Series 2023-SFR1, Class E1, 6.15%,
03/17/40 ..................... 925 914,228
RAAC Trust, Series 2006-SP3, Class M3,
(1-mo. CME Term SOFR at 1.35% Floor and
14.00% Cap + 1.46%), 5.78%, 08/25/36
(c)
. 1,130 1,074,111
RASC Trust, Series 2006-EMX9, Class 1A4,
(1-mo. CME Term SOFR at 0.24% Floor and
14.00% Cap + 0.35%), 4.91%, 11/25/36
(c)
. 1,139 913,949
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 5.71%, 04/20/34
(b) (c)
..... 2,050 2,051,676
Regatta XV Funding Ltd., Series 2018-4A,
Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 5.50%, 10/25/31
(b) (c)
930 931,109
Regional Management Issuance Trust
(b)
Series 2024-1, Class B, 6.45%, 07/15/36 .. 200 205,732
Series 2024-1, Class D, 7.46%, 07/15/36 .. 205 213,124
Series 2024-2, Class A, 5.11%, 12/15/33 .. 425 427,402
Series 2024-2, Class B, 5.49%, 12/15/33 .. 444 446,227
Series 2024-2, Class C, 5.74%, 12/15/33 .. 170 170,934
Series 2024-2, Class D, 6.33%, 12/15/33 .. 250 251,407
Republic Finance Issuance Trust
(b)
Series 2021-A, Class C, 3.53%, 12/22/31 . 450 432,460
Series 2024-A, Class C, 7.28%, 08/20/32 . 210 214,731
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor + 0.65%),
4.97%, 02/25/37
(c)
................. 1,873 788,726
SLM Private Credit Student Loan Trust, Series
2004-B, Class A4, (3-mo. CME Term SOFR
+ 0.69%), 5.05%, 09/15/33
(c)
.......... 692 681,732
SMB Private Education Loan Trust
(b)
Series 2017-B, Class B, 3.50%, 12/16/41 .. 445 427,738
Series 2018-A, Class A2A, 3.50%, 02/15/36 462 454,855
Series 2018-C, Class A2A, 3.63%, 11/15/35 356 350,381
Series 2019-B, Class B, 3.56%, 06/15/43 .. 406 379,632
Series 2020-B, Class B, 2.76%, 07/15/53 .. 250 218,777
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-A, Class A2A1, (1-mo. CME
Term SOFR at 0.00% Floor + 0.84%),
5.15%, 01/15/53
(c)
................ USD 516 $ 513,303
Series 2021-A, Class APL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.84%), 5.15%,
01/15/53
(c)
.................... 313 311,224
Series 2021-A, Class B, 2.31%, 01/15/53 .. 193 186,381
Series 2021-A, Class C, 2.99%, 01/15/53 . 113 97,673
Series 2021-C, Class B, 2.30%, 01/15/53 . 138 132,444
Series 2023-B, Class A1B, (SOFR 30 day
Average at 1.80% Floor + 1.80%), 6.21%,
10/16/56
(c)
.................... 195 199,661
Series 2023-C, Class A1B, (SOFR 30 day
Average at 1.55% Floor + 1.55%), 5.95%,
11/15/52
(c)
.................... 143 144,500
Series 2024-A, Class A1A, 5.24%, 03/15/56 299 298,480
Series 2024-A, Class B, 5.88%, 03/15/56 .. 800 808,455
Sound Point CLO V-R Ltd., Series 2014-1RA,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.70%, 07/18/31
(b) (c)
..... 157 157,384
Sounds Point CLO IV-R Ltd., Series 2013-3RA,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.70%, 04/18/31
(b) (c)
..... 1,460 1,462,828
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class A1,
(1-mo. CME Term SOFR at 0.23% Floor +
0.34%), 4.66%, 01/25/37
(b) (c)
.......... 1,073 600,817
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.49%, 01/23/32
(b) (c)
..... 824 826,282
Tricon American Homes Trust, Series 2020-
SFR1, Class F, 4.88%, 07/17/38
(b)
...... 1,050 1,041,308
Voya CLO Ltd.
(b)(c)
Series 2016-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.15% Floor + 1.15%),
5.44%, 10/18/31 ................ 842 843,744
Series 2018-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.50%, 10/15/31 ................ 675 675,211
Washington Mutual Asset-Backed Certificates
Trust
(c)
Series 2007-HE1, Class 2A3, (1-mo. CME
Term SOFR at 0.41% Floor + 0.41%),
4.73%, 01/25/37 ................ 1,148 512,884
Series 2007-HE2, Class 2A1, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.63%, 02/25/37 ................ 2,850 862,991
Washington Mutual Mortgage Pass-Through
Certificates Trust, Series 2007-HE2, Class
2A3, (1-mo. CME Term SOFR at 0.36% Floor
+ 0.36%), 4.68%, 04/25/37
(c)
.......... 1,309 480,900
Total Asset-Backed Securities — 22 .1%
(Cost: $ 98,830,957 ) ............................... 98,866,698
Corporate Bonds
Financial Services — 0.1%
CRSO Trust, 7.12%, 07/10/28
(b)
......... 427 445,542
Total Corporate Bonds — 0 .1%
(Cost: $ 427,563 ) ................................. 445,542

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 16.7%
ACRA Trust
(b)(c)
Series 2024-NQM1, Class B1, 8.22%,
10/25/64 ..................... USD 1,000 $ 1,015,542
Series 2024-NQM1, Class M1B, 7.19%,
10/25/64 ..................... 1,000 1,010,034
Ajax Mortgage Loan Trust,   0.00%,
06/27/61
(b) (c) (e)
.................... 2 1,456
Alternative Loan Trust
Series 2005-54CB, Class 3A1, 5.13%,
11/25/35 ..................... 1,078 545,050
Series 2005-55CW, Class 2A3, (1-mo. CME
Term SOFR at 0.35% Floor and 7.50%
Cap + 0.46%), 4.78%, 11/25/35
(c)
..... 563 410,919
Series 2005-79CB, Class A1, (1-mo. CME
Term SOFR at 0.55% Floor and 5.50%
Cap + 0.66%), 4.98%, 01/25/36
(c)
..... 1,722 839,234
Series 2006-45T1, Class 2A7, (1-mo. CME
Term SOFR at 0.34% Floor and 7.00%
Cap + 0.45%), 4.77%, 02/25/37
(c)
..... 1,500 598,618
Series 2006-6CB, Class 2A10, 6.00%,
05/25/36 ..................... 1,937 715,554
Series 2006-9T1, Class A4, 5.75%, 05/25/36 1,684 627,677
Series 2006-J4, Class 2A1, 6.00%, 07/25/36 1,549 893,809
Series 2007-19, Class 1A34, 6.00%,
08/25/37 ..................... 752 354,618
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 4.90%, 10/25/35
(c)
......... 62 57,088
Barclays Mortgage Trust
(b)
  0.00%, 11/25/51
(c) (e)
............... 1 506
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(a)
.................... 1,430 1,412,960
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(a)
.................... 177 174,485
Series 2021-NPL1, Class C, 0.00%, 11/25/51 366 451,209
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
4.11%, 07/26/37
(b) (c)
................ 1,204 1,066,227
Bear Stearns ALT-A Trust, Series 2007-1, Class
1A1, (1-mo. CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%), 4.75%,
01/25/47
(c)
...................... 533 436,334
BRAVO Residential Funding Trust, Series 2023-
NQM6, Class B1, 8.00%, 09/25/63
(b) (c)
.... 500 506,207
CFMT LLC
(b)(c)
Series 2023-HB11, Class M2, 4.00%,
02/25/37 ..................... 1,250 1,186,784
Series 2024-HB14, Class M2, 3.00%,
06/25/34 ..................... 236 219,247
Series 2024-HB14, Class M3, 3.00%,
06/25/34 ..................... 459 419,637
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%,
10/25/36 ..................... 1,149 418,722
Series 2007-S2, Class 1A9, 6.00%, 03/25/37 1,708 912,661
Series 2007-S6, Class 1A1, 6.00%, 12/25/37 2,872 1,156,896
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 .................. 1,862 639,296
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 18 17,463
Series 2006-17, Class A6, 6.00%, 12/25/36 1,003 438,405
Series 2006-21, Class A11, 5.75%, 02/25/37 1,155 488,868
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 5.71%, 04/25/46
(c)
......... 1,242 335,109
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-8, Class 1A4, 6.00%, 01/25/38 USD 320 $ 133,927
CIM Trust, Series 2025-I1, Class B1B, 7.57%,
10/25/69
(b) (c)
..................... 1,000 976,023
Citigroup Mortgage Loan Trust
(c)
Series 2004-UST1, Class A4, 7.72%,
08/25/34 ..................... 231 216,672
Series 2007-6, Class 1A2A, 4.24%, 03/25/37 1,341 998,589
Series 2015-A, Class B4, 4.50%, 06/25/58
(b)
869 794,441
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 .... 444 405,222
COLT Mortgage Loan Trust
(b)(c)
Series 2022-3, Class B2, 4.22%, 02/25/67 . 1,631 1,348,806
Series 2024-INV4, Class B1, 7.24%,
05/25/69 ..................... 500 498,399
Cross Mortgage Trust, Series 2025-H1, Class
B1A, 6.83%, 02/25/70
(b) (c)
............ 253 246,435
CSMC Trust
(b)
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37 ..................... 521 530,771
Series 2015-6R, Class 5A2, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
4.61%, 03/27/36
(c)
............... 1,355 1,021,349
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(c)
.................... 922 909,586
Deutsche Mortgage Securities, Inc., Series
2006-PR1, Class CWA1, 6.00%, 06/25/35
(b) (c)
1,962 1,048,016
GSMPS Mortgage Loan Trust, Series 2005-
RP2, Class 1AF, (1-mo. CME Term SOFR at
0.35% Floor + 0.46%), 4.78%, 03/25/35
(b) (c)
735 682,011
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 .......... 517 465,612
Homeward Opportunities Fund I Trust
(b)(c)
Series 2020-2, Class B1, 5.45%, 05/25/65 . 2,985 2,868,990
Series 2020-2, Class M1, 3.90%, 05/25/65 . 2,625 2,481,364
Impac Secured Assets Trust
(c)
Series 2006-1, Class 1A2B, (1-mo. CME
Term SOFR at 0.40% Floor and 11.50%
Cap + 0.51%), 4.83%, 05/25/36 ...... 532 431,609
Series 2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.77%,
11/25/36 ..................... 773 692,313
Imperial Fund Mortgage Trust, Series 2022-
NQM3, Class A3, 4.43%, 05/25/67
(b) (c)
.... 1,130 928,106
IndyMac IMSC Mortgage Loan Trust, Series
2007-F2, Class 1A4, 6.00%, 07/25/37 .... 723 496,917
IndyMac INDX Mortgage Loan Trust
(c)
Series 2005-AR23, Class 6A1,  at 0.00%
Floor + 0.00%), 4.16%, 11/25/35 ..... 703 651,196
Series 2005-AR31, Class 2A1, 4.96%,
01/25/36 ..................... 1,045 1,006,734
Series 2006-AR15, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.67%, 07/25/36 ................ 524 498,785
J.P. Morgan Mortgage Trust
(b)(c)
Series 2021-INV5, Class B6, 2.45%,
12/25/51 ..................... 1,470 699,490
Series 2024-VIS1, Class B2, 8.09%,
07/25/64 ..................... 532 524,939
Lehman XS Trust, Series 2007-16N, Class AF2,
(1-mo. CME Term SOFR at 1.90% Floor +
2.01%), 6.33%, 09/25/47
(c)
........... 846 1,123,146
MCM Trust
(e)
Series 2018-NPL2,  3.00%, 08/25/28
(b)
... 339 324,890
Series 2021-VFN1,  3.00%, 09/25/31 .... 442 284,236

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
MFA Trust
(b)
Series 2022-NQM1, Class M1, 4.25%,
12/25/66
(c)
.................... USD 500 $ 422,229
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(a)
.................... 1,463 1,467,860
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-NQM1, Class B1A,
6.94%, 11/25/69
(b) (c)
................ 323 322,835
New Residential Mortgage Loan Trust
(b)(c)
Series 2020-RPL1, Class B3, 3.86%,
11/25/59 ..................... 2,500 1,825,998
Series 2025-NQM1, Class B1, 6.92%,
01/25/65 ..................... 789 788,996
Series 2025-NQM1, Class B2, 7.05%,
01/25/65 ..................... 394 372,861
PRET LLC
(a)(b)
Series 2024-NPL2, Class A1, 7.02%,
02/25/54 ..................... 794 797,608
Series 2024-RN2, Class A1, 7.12%, 04/25/54 1,484 1,488,158
PRPM LLC, Series 2022-1, Class A1, 3.72%,
02/25/27
(a) (b)
..................... 1,355 1,353,383
RALI Trust
(c)
Series 2007-QH5, Class AII, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.89%, 06/25/37 ................ 889 371,547
Series 2007-QO2, Class A1, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.58%, 02/25/47 ................ 1,172 363,087
Series 2007-QS1, Class 1A5, (1-mo. CME
Term SOFR at 0.55% Floor and 6.00%
Cap + 0.66%), 4.98%, 01/25/37 ...... 876 645,176
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (1-mo. CME Term SOFR
at 0.40% Floor and 9.50% Cap + 0.51%),
4.83%, 09/25/35
(b) (c)
................ 112 92,947
Residential Asset Securitization Trust
(c)
Series 2006-A7CB, Class 2A2, (1-mo. CME
Term SOFR at 0.55% Floor and 6.50%
Cap + 0.66%), 4.98%, 07/25/36 ...... 2,608 459,535
Series 2006-A7CB, Class 2A5, (1-mo. CME
Term SOFR at 0.25% Floor and 7.00%
Cap + 0.36%), 4.68%, 07/25/36 ...... 571 93,284
Series 2006-A7CB, Class 2A6, (1-mo. CME
Term SOFR at 0.00% Floor and 54.00%
Cap + 53.08%), 18.60%, 07/25/36 .... 459 357,160
Residential Mortgage Loan Trust
(b)(c)
Series 2019-2, Class B2, 6.04%, 05/25/59 . 1,000 963,070
Series 2019-3, Class B2, 5.66%, 09/25/59 . 1,000 953,114
RFMSI Trust
(c)
Series 2005-SA3, Class 1A, 4.58%, 08/25/35 1,432 597,118
Series 2006-SA2, Class 2A1, 5.68%,
08/25/36 ..................... 93 65,434
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(b) (c)
......... 967 814,753
Saluda Grade Alternative Mortgage Trust,
Series 2024-RTL4, Class A1, 7.50%,
02/25/30
(a) (b)
..................... 348 350,748
Seasoned Loans Structured Transaction Trust
(b)
(c)
Series 2020-2, Class M1, 4.75%, 09/25/60 . 1,810 1,786,977
Series 2020-3, Class M1, 4.75%, 04/26/60 . 1,787 1,762,763
Spruce Hill Mortgage Loan Trust
(b)
Series 2020-SH2, Class B1, 5.00%,
06/25/55
(c)
.................... 2,764 2,663,232
Series 2022-SH1, Class A1A, 4.10%,
07/25/57
(a)
.................... 1,125 1,057,732
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
TVC Mortgage Trust, Series 2023-RTL1, Class
A1, 8.25%, 11/25/27
(a) (b)
............. USD 395 $ 398,715
Verus Securitization Trust
(b)(c)
Series 2022-4, Class B1, 4.77%, 04/25/67 . 1,000 881,276
Series 2023-2, Class B1, 7.52%, 03/25/68 . 500 501,915
Series 2023-4, Class B1, 8.10%, 05/25/68 . 500 504,235
Series 2023-INV1, Class M1, 7.52%,
02/25/68 ..................... 1,200 1,211,838
Series 2024-2, Class B2, 8.70%, 02/25/69 . 500 502,404
Washington Mutual Mortgage Pass-Through
Certificates Trust
(c)
Series 2007-OA1, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.70% Floor +
0.70%), 5.45%, 02/25/47 .......... 610 533,250
Series 2007-OA5, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.25% Floor +
0.80%), 5.54%, 06/25/47 .......... 1,481 1,201,094
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2005-11, Class A7, 5.75%, 01/25/36 1,094 888,434
Series 2005-9, Class 5A1, 5.50%, 11/25/35 941 728,934
Series 2006-2, Class 2CB, 6.50%, 03/25/36 683 447,894
Series 2006-2, Class 3CB, 6.00%, 03/25/36 967 728,397
Series 2006-6, Class 3CB1, 7.00%, 08/25/36 2,618 1,047,316
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.60%, 10/25/46
(c)
......... 99 83,645
Series 2007-5, Class A3, 7.00%, 06/25/37 . 198 155,357
Wells Fargo Alternative Loan Trust, Series
2007-PA1, Class A1, (1-mo. CME Term
SOFR at 0.32% Floor and 7.00% Cap +
0.43%), 4.75%, 03/25/37
(c)
........... 1,216 997,363
Western Alliance Bank
(b)(c)
Series 2021-CL2, Class M1, (SOFR 30 day
Average at 0.00% Floor + 3.15%), 7.50%,
07/25/59 ..................... 439 453,853
Series 2021-CL2, Class M2, (SOFR 30 day
Average at 0.00% Floor + 3.70%), 8.05%,
07/25/59 ..................... 628 650,390
74,793,104
Commercial Mortgage-Backed Securities — 24.0%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
370 365,446
2023-MIC Trust, Series 2023-MIC, Class A,
8.44%, 12/05/38
(b) (c)
................ 240 259,247
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.72%, 09/15/34
(b) (c)
237 227,660
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (1-mo. CME Term SOFR at 3.10% Floor +
3.21%), 7.52%, 04/15/34
(b) (c)
.......... 116 78,004
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%,
05/15/53
(b)
...................... 750 578,302
ARES Commercial Mortgage Trust, Series
2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.00%,
07/15/41
(b) (c)
..................... 1,090 1,094,087
ARES1, Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
5.75%, 10/15/34
(b) (c)
................ 740 741,850

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Ashford Hospitality Trust
(b)(c)
Series 2018-ASHF, Class D, (1-mo. CME
Term SOFR at 2.23% Floor + 2.27%),
6.58%, 04/15/35 ................ USD 280 $ 278,075
Series 2018-ASHF, Class E, (1-mo. CME
Term SOFR at 3.23% Floor + 3.27%),
7.58%, 04/15/35 ................ 229 227,768
Atrium Hotel Portfolio Trust
(b)(c)
Series 2024-ATRM, Class A, 5.59%,
11/10/29 ..................... 440 441,799
Series 2024-ATRM, Class E, 9.52%,
11/10/29 ..................... 210 216,611
BAHA Trust
(b)(c)
Series 2024-MAR, Class A, 6.17%, 12/10/41 420 427,221
Series 2024-MAR, Class C, 7.77%, 12/10/41 525 546,429
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
6.66%, 08/15/39
(b) (c)
................ 205 205,256
BANK
Series 2021-BN35, Class A5, 2.29%,
06/15/64 ..................... 730 614,350
Series 2021-BN38, Class A5, 2.52%,
12/15/64 ..................... 1,700 1,431,020
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 470 489,176
Bayview Commercial Asset Trust
(b)(c)
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.88%,
10/25/36 ..................... 519 500,300
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 4.77%,
12/25/36 ..................... 472 450,401
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME
Term SOFR at 0.87% Floor + 0.92%),
5.23%, 03/15/37
(b) (c)
.............. 296 284,863
Series 2018-TALL, Class B, (1-mo. CME
Term SOFR at 1.12% Floor + 1.17%),
5.48%, 03/15/37
(b) (c)
.............. 150 140,625
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,950 1,683,167
Series 2022-C18, Class ASB, 5.95%,
12/15/55
(c)
.................... 650 681,394
Series 2024-5C25, Class A3, 5.95%,
03/15/57 ..................... 1,810 1,870,967
Benchmark Mortgage Trust, Series 2018-B5,
Class A4, 4.21%, 07/15/51 ........... 550 534,733
BFLD Commercial Mortgage Trust
(b)(c)
Series 2024-UNIV, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.80%, 11/15/41 ................ 260 260,650
Series 2024-UNIV, Class E, (1-mo. CME
Term SOFR at 3.64% Floor + 3.64%),
7.95%, 11/15/41 ................ 210 211,360
BFLD Mortgage Trust
(b)(c)
Series 2024-VICT, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%),
6.20%, 07/15/41 ................ 650 652,234
Series 2024-WRHS, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.80%, 08/15/26 ................ 955 956,000
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.12%, 10/15/35
(b) (c)
................ 120 1,796
BHMS, Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 2.15% Floor + 2.20%),
6.50%, 07/15/35
(b) (c)
................ 269 267,991
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BMP
(b)(c)
Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.68%, 06/15/41 ................ USD 1,055 $ 1,059,614
Series 2024-MF23, Class E, (1-mo. CME
Term SOFR at 3.39% Floor + 3.39%),
7.70%, 06/15/41 ................ 150 149,250
BOCA Commercial Mortgage Trust, Series
2024-BOCA, Class A, (1-mo. CME Term
SOFR at 1.92% Floor + 1.92%), 6.23%,
08/15/41
(b) (c)
..................... 800 804,000
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class D, 7.23%, 11/05/39
(b) (c)
..... 231 240,641
BPR Trust
(b)(c)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.47%,
09/15/38 ..................... 1,000 997,500
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.02%,
09/15/38 ..................... 750 753,750
Series 2022-SSP, Class A, (1-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 7.31%,
05/15/39 ..................... 370 371,155
BX Commercial Mortgage Trust
(b)
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(c)
.................... 683 621,061
Series 2020-VIV4, Class A, 2.84%, 03/09/44 1,370 1,220,476
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.22%, 06/15/38
(c)
............... 132 130,602
Series 2021-VINO, Class A, (1-mo. CME
Term SOFR at 0.77% Floor + 0.77%),
5.07%, 05/15/38
(c)
............... 170 170,312
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
7.22%, 05/15/38
(c)
............... 123 122,232
Series 2021-VOLT, Class A, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
5.12%, 09/15/36
(c)
............... 885 880,575
Series 2021-XL2, Class A, (1-mo. CME Term
SOFR at 0.69% Floor + 0.80%), 5.11%,
10/15/38
(c)
.................... 1,451 1,448,853
Series 2022-CSMO, Class B, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
7.45%, 06/15/27
(c)
............... 185 186,156
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
8.19%, 06/15/27
(c)
............... 260 261,625
Series 2022-LP2, Class A, (1-mo. CME Term
SOFR at 1.01% Floor + 1.01%), 5.32%,
02/15/39
(c)
.................... 1,123 1,121,427
Series 2022-LP2, Class B, (1-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 5.62%,
02/15/39
(c)
.................... 1,085 1,083,984
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.07%,
12/09/40
(c)
.................... 1,553 1,560,784
Series 2024-AIR2, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.80%, 10/15/41
(c)
............... 1,470 1,476,431
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.00%, 08/15/39
(c)
............... 1,475 1,484,680
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.18%, 10/15/41
(c)
............... 280 282,086

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
8.23%, 10/15/41
(c)
............... USD 125 $ 125,857
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.60%, 12/15/39
(c)
............... 380 380,000
Series 2024-KING, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.85%, 05/15/34
(c)
............... 385 386,256
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.95%, 05/15/41
(c)
............... 330 331,719
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
02/15/39
(c)
.................... 868 870,457
Series 2024-MF, Class E, (1-mo. CME Term
SOFR at 3.74% Floor + 3.74%), 8.04%,
02/15/39
(c)
.................... 251 253,027
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.85%, 06/15/37
(c)
............... 740 740,366
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
02/15/39
(c)
.................... 889 893,278
Series 2024-XL4, Class D, (1-mo. CME Term
SOFR at 3.14% Floor + 3.14%), 7.45%,
02/15/39
(c)
.................... 249 249,457
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.70%,
03/15/41
(c)
.................... 823 825,537
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%, 12/09/41 826 754,695
Series 2019-OC11, Class E, 3.94%,
12/09/41
(c)
.................... 71 64,279
Series 2021-ARIA, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
5.32%, 10/15/36
(c)
............... 400 400,000
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
7.56%, 10/15/36
(c)
............... 128 126,083
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.22%, 02/15/36
(c)
............... 705 704,119
Series 2021-MFM1, Class A, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
5.12%, 01/15/34
(c)
............... 290 289,015
Series 2021-MFM1, Class G, (1-mo. CME
Term SOFR at 3.90% Floor + 4.01%),
8.32%, 01/15/34
(c)
............... 123 120,999
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
7.32%, 06/15/36
(c)
............... 275 271,588
Series 2021-VIEW, Class F, (1-mo. CME
Term SOFR at 3.93% Floor + 4.04%),
8.35%, 06/15/36
(c)
............... 350 330,355
Series 2022-IND, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.80%,
04/15/37
(c)
.................... 87 87,550
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
5.31%, 01/15/39
(c)
............... 880 879,450
Series 2022-VAMF, Class F, (1-mo. CME
Term SOFR at 3.30% Floor + 3.30%),
7.61%, 01/15/39
(c)
............... 450 445,767
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.00%, 05/15/38
(c)
............... USD 360 $ 362,700
Series 2023-DELC, Class B, (1-mo. CME
Term SOFR at 3.34% Floor + 3.34%),
7.65%, 05/15/38
(c)
............... 440 443,843
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.95%, 02/15/41
(c)
... 735 736,148
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.75%, 04/15/41
(c)
............... 845 847,660
Series 2024-CNYN, Class E, (1-mo. CME
Term SOFR at 3.69% Floor + 3.69%),
7.99%, 04/15/41
(c)
............... 249 248,452
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.75%,
03/15/41
(c)
.................... 438 436,691
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.70%,
03/15/41
(c)
.................... 146 145,993
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.80%, 07/15/29
(c)
............... 809 813,043
Series 2024-VLT4, Class F, (1-mo. CME
Term SOFR at 3.94% Floor + 3.94%),
8.24%, 07/15/29
(c)
............... 190 190,621
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(b) (c)
..................... 540 410,553
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 6.19%,
07/15/41
(b) (c)
..................... 340 340,850
CFCRE Commercial Mortgage Trust, Series
2016-C7, Class A3, 3.84%, 12/10/54 ..... 600 585,118
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
...................... 336 304,990
Citigroup Commercial Mortgage Trust, Series
2023-SMRT, Class A, 5.82%, 10/12/40
(b) (c)
. 435 443,087
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class B, (1-mo. CME Term
SOFR at 3.34% Floor + 3.34%), 7.65%,
08/15/36
(b) (c)
..................... 250 250,000
Commercial Mortgage Trust
Series 2015-CR25, Class A3, 3.51%,
08/10/48 ..................... 469 467,773
Series 2015-CR25, Class C, 4.52%,
08/10/48
(c)
.................... 255 247,060
Series 2015-LC19, Class B, 3.83%,
02/10/48
(c)
.................... 806 790,125
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(b) (c)
................... 630 638,521
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.15%, 06/15/41
(b) (c)
.............. 200 199,375
Series 2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor + 4.49%),
8.79%, 06/15/41
(b) (c)
.............. 115 115,579
CONE Trust
(b)(c)
Series 2024-DFW1, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.95%, 08/15/41 ................ 840 843,675
Series 2024-DFW1, Class E, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
8.19%, 08/15/41 ................ 80 79,900

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CSMC Trust
(b)
Series 2020-FACT, Class F, (1-mo. CME
Term SOFR at 6.16% Floor + 6.77%),
11.08%, 10/15/37
(c)
.............. USD 600 $ 507,273
Series 2020-NET, Class C, 3.53%, 08/15/37 100 97,800
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
7.92%, 11/15/38
(c)
............... 300 296,305
CSTL Commercial Mortgage Trust, Series 2024-
GATE, Class A, 4.92%, 11/10/41
(b) (c)
..... 580 568,960
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.19%,
08/15/34
(b) (c)
..................... 320 321,500
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. CME Term SOFR at 2.00%
Floor + 2.30%), 6.60%, 05/15/35
(b) (c)
..... 172 171,290
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 6.05%, 04/15/37
(b) (c)
..... 360 361,125
DC Trust, Series 2024-HLTN, Class F, 10.31%,
04/13/40
(b) (c)
..................... 365 374,691
DK Trust
(b)(c)
Series 2024-SPBX, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.81%, 03/15/34 ................ 590 591,106
Series 2024-SPBX, Class E, (1-mo. CME
Term SOFR at 1.50% Floor + 4.00%),
8.31%, 03/15/34 ................ 439 441,648
ELM Trust, Series 2024-ELM, Class E10,
8.05%, 06/10/39
(b) (c)
................ 300 303,059
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b) (c)
..................... 795 796,016
Extended Stay America Trust
(b)(c)
Series 2021-ESH, Class A, (1-mo. CME
Term SOFR at 1.08% Floor + 1.19%),
5.50%, 07/15/38 ................ 689 689,748
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
7.27%, 07/15/38 ................ 351 351,894
Series 2021-ESH, Class F, (1-mo. CME Term
SOFR at 3.70% Floor + 3.81%), 8.12%,
07/15/38 ..................... 709 712,592
Fontainebleau Miami Beach Mortgage Trust
(b)(c)
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%),
5.76%, 12/15/39 ................ 645 647,217
Series 2024-FBLU, Class G, (1-mo. CME
Term SOFR at 5.65% Floor + 5.65%),
9.96%, 12/15/39 ................ 300 301,688
Great Wolf Trust
(b)(c)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.00%, 05/15/41 . 565 567,825
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.85%, 03/15/39 ................ 540 541,350
GS Mortgage Securities Corp. Trust
(b)(c)
Series 2021-IP, Class E, (1-mo. CME Term
SOFR at 3.55% Floor + 3.66%), 7.97%,
10/15/36 ..................... 300 298,378
Series 2021-STAR, Class B, (1-mo. CME
Term SOFR at 1.40% Floor + 1.51%),
5.83%, 12/15/36 ................ 870 865,656
Series 2023-FUN, Class B, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
7.10%, 03/15/28 ................ 520 523,575
Series 2023-SHIP, Class A, 4.32%, 09/10/38 100 98,880
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2023-SHIP, Class E, 7.43%, 09/10/38 USD 700 $ 705,561
Series 2024-RVR, Class E, 7.72%, 08/10/41 200 197,044
Hawaii Hotel Trust, Series 2019-MAUI, Class A,
(1-mo. CME Term SOFR at 1.40% Floor +
1.45%), 5.75%, 05/15/38
(b) (c)
.......... 250 249,844
HIH Trust
(b)(c)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 6.15%,
10/15/41 ..................... 110 110,619
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.95%,
10/15/41 ..................... 210 210,787
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 7.50%, 05/15/37
(b) (c)
500 496,875
Hilton USA Trust, Series 2016-HHV, Class C,
4.19%, 11/05/38
(b) (c)
................ 519 506,722
HONO Mortgage Trust, Series 2021-LULU,
Class A, (1-mo. CME Term SOFR at 1.15%
Floor + 1.26%), 5.57%, 10/15/36
(b) (c)
..... 772 762,350
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 1.00%, 02/05/45
(b) (c)
.......... 1,120 1,123,678
HTL Commercial Mortgage Trust
(b)(c)
Series 2024-T53, Class A, 5.88%, 05/10/39 180 182,211
Series 2024-T53, Class E, 10.26%, 05/10/39 365 374,486
Hudson Yards Mortgage Trust
(b)
Series 2019-30HY, Class A, 3.23%, 07/10/39 490 449,492
Series 2019-30HY, Class D, 3.44%,
07/10/39
(c)
.................... 208 186,530
Series 2025-SPRL, Class A, 5.47%,
01/13/40
(c)
.................... 650 657,158
Series 2025-SPRL, Class D, 6.34%,
01/13/40
(c)
.................... 425 430,089
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.05%, 11/15/41
(b) (c)
.......... 600 601,875
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)(c)
Series 2016-NINE, Class A, 2.85%, 09/06/38 640 617,764
Series 2016-NINE, Class B, 2.85%, 09/06/38 654 627,440
Series 2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor + 1.16%),
5.47%, 04/15/38 ................ 576 576,567
Series 2021-MHC, Class E, (1-mo. CME
Term SOFR at 2.45% Floor + 2.81%),
7.12%, 04/15/38 ................ 279 279,174
Series 2022-OPO, Class D, 3.45%, 01/05/39 350 304,526
Series 2024-IGLG, Class A, 5.17%, 11/09/39 410 408,872
Series 2024-IGLG, Class D, 6.48%, 11/09/39 190 188,679
Series 2024-OMNI, Class A, 5.80%,
10/05/39 ..................... 425 432,704
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 7.50%, 06/15/39
(b) (c)
190 191,151
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.85%, 12/15/39
(b) (c)
840 842,362
LBA Trust
(b)(c)
Series 2024-7IND, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.75%, 10/15/41 ................ 400 401,000
Series 2024-7IND, Class D, (1-mo. CME
Term SOFR at 2.64% Floor + 2.64%),
6.95%, 10/15/41 ................ 425 426,063

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-BOLT, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%),
5.90%, 06/15/39 ................ USD 550 $ 550,172
Series 2024-BOLT, Class F, (1-mo. CME
Term SOFR at 4.44% Floor + 4.44%),
8.74%, 06/15/39 ................ 115 114,873
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-2A, Class M1,
(1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 4.83%, 06/25/37
(b) (c)
.......... 123 122,272
LEX Mortgage Trust, Series 2024-BBG, Class
A, 4.87%, 10/13/33
(b) (c)
.............. 1,055 1,044,300
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 6.77%, 03/15/38
(b) (c)
.......... 132 130,632
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
7.00%, 08/15/40
(b) (c)
................ 128 129,672
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 6.10%,
12/15/41
(c)
.................... 295 296,567
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.07%,
02/15/37
(c)
.................... 576 578,410
Series 2024-HTL, Class E, (1-mo. CME Term
SOFR at 4.65% Floor + 4.65%), 8.96%,
02/15/37
(c)
.................... 229 229,844
Series 2024-TWA, Class E, 8.73%, 06/12/39 115 116,403
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.07%), 5.38%,
12/15/34
(b) (c)
..................... 470 468,054
MFT Trust, Series 2020-ABC, Class C, 3.48%,
02/10/42
(b) (c)
..................... 192 117,993
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 5.22%, 04/15/38
(b) (c)
320 319,950
MHP, Series 2022-MHIL, Class A, (1-mo. CME
Term SOFR at 0.82% Floor + 0.81%), 5.12%,
01/15/27
(b) (c)
..................... 893 891,148
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
...................... 628 653,189
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 1,773,547
Series 2018-MP, Class A, 4.28%,
07/11/40
(b) (c)
................... 150 136,093
Series 2019-H6, Class D, 3.00%, 06/15/52
(b)
460 354,271
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.30%, 08/15/29
(b) (c)
................ 295 297,151
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
............... 1,072 948,515
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
........... 415 382,079
One New York Plaza Trust
(b)(c)
Series 2020-1NYP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.06%),
5.37%, 01/15/36 ................ 185 178,988
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.67%, 01/15/36 ................ 100 95,276
ONNI Commerical Mortgage Trust, Series 2024-
APT, Class A, 5.75%, 07/15/39
(b) (c)
...... 390 393,622
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
7.40%, 11/15/40
(b) (c)
................ USD 361 $ 363,734
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.80%, 12/15/39
(b) (c)
................ 400 401,125
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.20%, 06/15/39
(b) (c)
................ 380 380,950
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class NR, (1-mo. CME Term SOFR at
6.00% Floor + 6.11%), 10.42%, 07/15/38
(b) (c)
300 68,498
ROCK Trust, Series 2024-CNTR, Class E,
8.82%, 11/13/41
(b)
................. 125 131,953
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.05%, 04/15/41
(b) (c)
.......... 500 501,250
SELF Commercial Mortgage Trust, Series 2024-
STRG, Class E, (1-mo. CME Term SOFR at
4.19% Floor + 4.19%), 8.49%, 11/15/34
(b) (c)
210 210,321
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.95%, 04/15/37
(b) (c)
................ 450 450,562
SHR Trust
(b)(c)
Series 2024-LXRY, Class A, (1-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.26%, 10/15/41 ................ 420 421,706
Series 2024-LXRY, Class E, (1-mo. CME
Term SOFR at 4.45% Floor + 4.45%),
8.76%, 10/15/41 ................ 210 211,575
SMRT, Series 2022-MINI, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%), 5.31%,
01/15/39
(b) (c)
..................... 566 565,293
SREIT Trust
(b)(c)
Series 2021-MFP, Class A, (1-mo. CME Term
SOFR at 0.73% Floor + 0.85%), 5.15%,
11/15/38 ..................... 552 550,819
Series 2021-MFP, Class F, (1-mo. CME Term
SOFR at 2.63% Floor + 2.74%), 7.05%,
11/15/38 ..................... 689 691,722
Series 2021-MFP2, Class A, (1-mo. CME
Term SOFR at 0.82% Floor + 0.94%),
5.24%, 11/15/36 ................ 1,255 1,252,647
STWD Trust, Series 2021-FLWR, Class A,
(1-mo. CME Term SOFR at 0.58% Floor +
0.69%), 5.00%, 07/15/36
(b) (c)
.......... 1,243 1,239,116
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.55%, 12/15/39
(b) (c)
945 944,410
TTAN MHC
(b)(c)
Series 2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.96%),
5.27%, 03/15/38 ................ 654 653,279
Series 2021-MHC, Class F, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
7.32%, 03/15/38 ................ 215 215,467
TYSN Mortgage Trust, Series 2023-CRNR,
Class A, 6.58%, 12/10/33
(b) (c)
.......... 380 397,289
VEGAS, Series 2024-GCS, Class D, 6.22%,
07/10/36
(b) (c)
..................... 350 323,850
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
...................... 340 342,308
Velocity Commercial Capital Loan Trust
(b)(c)
Series 2019-3, Class M4, 3.68%, 10/25/49 . 1,011 886,629
Series 2019-3, Class M6, 6.03%, 10/25/49 . 1,123 910,060
Series 2020-1, Class M4, 3.54%, 02/25/50 . 557 388,378

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-1, Class M6, 5.03%, 05/25/51 . USD 1,383 $ 960,623
Series 2021-2, Class M5, 4.01%, 08/25/51 . 497 369,447
Series 2021-4, Class M5, 5.68%, 12/26/51 . 1,819 1,370,112
Series 2022-1, Class M4, 5.20%, 02/25/52 . 1,197 912,719
Series 2024-5, Class M4, 9.53%, 10/25/54 . 1,094 1,077,008
Series 2024-6, Class M4, 9.67%, 12/25/54 . 496 494,028
Wells Fargo Commercial Mortgage Trust
(c)
Series 2015-C30, Class B, 4.40%, 09/15/58 1,570 1,554,365
Series 2016-C32, Class B, 4.73%, 01/15/59 500 494,562
Series 2018-1745, Class A, 3.75%,
06/15/36
(b)
.................... 500 450,829
Series 2018-AUS, Class A, 4.06%,
08/17/36
(b)
.................... 620 597,295
Series 2024-1CHI, Class A, 5.48%,
07/15/35
(b)
.................... 216 216,676
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.10%,
11/15/27
(b) (c)
..................... 660 665,160
107,577,572
Interest Only Collateralized Mortgage Obligations — 0.1%
(c)
Alternative Loan Trust, Series 2006-45T1, Class
2A8, (1-mo. CME Term SOFR at 0.00% Floor
and 6.60% Cap + 6.49%), 2.17%, 02/25/37 750 105,566
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (1-mo. CME Term SOFR at
0.00% Floor and 6.70% Cap + 6.59%),
2.27%, 05/25/37 .................. 3,731 362,463
Wells Fargo Alternative Loan Trust, Series
2007-PA1, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor and 6.68% Cap +
6.57%), 2.25%, 03/25/37 ............. 1,216 113,383
581,412
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(c)
BANK, Series 2017-BNK9, Class XA, 0.75%,
11/15/54 ........................ 3,344 58,531
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.60%, 04/15/53 2,924 151,488
Series 2020-C7, Class XB, 0.98%, 04/15/53 1,000 45,598
Series 2023-C20, Class XA, 0.85%, 07/15/56 11,941 594,708
Benchmark Mortgage Trust
Series 2020-B17, Class XB, 0.52%, 03/15/53 15,395 303,697
Series 2023-V3, Class XA, 0.81%, 07/15/56 19,987 511,724
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)
... 3,975 156,101
CSAIL Commercial Mortgage Trust, Series
2018-C14, Class XA, 0.51%, 11/15/51 .... 1,031 16,654
MIRA Trust, Series 2023-MILE, Class X, 0.02%,
06/10/38
(b)
...................... 28,000 84,322
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.44%, 10/15/52 ....... 3,075 162,455
Wells Fargo Commercial Mortgage Trust, Series
2017-C41, Class XA, 1.15%, 11/15/50 .... 3,518 89,237
2,174,515
Total Non-Agency Mortgage-Backed Securities — 41 .3%
(Cost: $ 189,340,236 ) .............................. 185,126,603
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 4.0%
Federal Home Loan Mortgage Corp. , Series
4161 , Class BW , 2.50% , 02/15/43 ...... USD 200 $ 170,328
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
Series 2411 , Class FJ , (SOFR 30 day
Average at 0.35% Floor and 9.00% Cap +
0.46%), 4.87% , 12/15/29 .......... 1 1,333
Series 5330 , Class FA , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 5.40% , 08/25/53 .......... 6,208 6,192,721
Series 5443 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.55% , 08/25/54 .......... 1,266 1,267,388
Series 5444 , Class FC , (SOFR 30 day
Average at 1.12% Floor and 7.00% Cap +
1.12%), 5.47% , 08/25/54 .......... 1,889 1,881,940
Series 5458 , Class FB , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.50% , 10/25/54 .......... 1,039 1,026,971
Federal National Mortgage Association Variable
Rate Notes
(c)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 2.02% , 05/25/48 .......... 142 118,960
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 5.65% , 10/25/53 .......... 1,597 1,603,331
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 5.75% , 11/25/53 ........... 297 301,096
Series 2024-48 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 5.45% , 07/25/54 .......... 1,011 1,009,457
Series 2024-54 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 5.60% , 08/25/54 .......... 891 896,655
Government National Mortgage Association
Variable Rate Notes
(c)
Series 2014-107 , Class WX ,
6.59% , 07/20/39 ................ 117 120,503
Series 2024-51 , Class TF , (SOFR 30 day
Average at 1.00% Floor and 7.00% Cap +
1.00%), 5.37% , 03/20/54 .......... 1,374 1,376,675
Series 2024-96 , Class FL , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.52% , 06/20/54 .......... 1,996 1,991,520
17,958,878
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(b) (c)
................ 288 258,305
Government National Mortgage Association ,
Series 2019-53 , Class V , 2.75% , 08/16/31 . 144 131,365
389,670
Interest Only Collateralized Mortgage Obligations — 4.3%
Federal Home Loan Mortgage Corp. , Series
5119 , Class IC , 4.00% , 06/25/51 ....... 3,790 790,529
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 4941 , Class SH , (SOFR
30 day Average at 0.00% Floor and 5.95%
Cap + 5.84%), 1.48% , 12/25/49
(c)
....... 388 37,594
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 414 46,502

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2020-27 , Class IJ , 4.50% , 05/25/50 . USD 5,942 $ 1,143,997
Series 2020-32 , Class PI , 4.00% , 05/25/50 4,702 987,341
Series 2021-23 , Class CI , 3.50% , 07/25/46 532 93,833
Series 2021-41 , 3.50% , 07/25/51 ....... 636 112,456
Series 2024-7 , Class IA , 3.50% , 11/25/49 . 22,150 2,667,062
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 . 16,322 2,734,981
Series 2021-64 , Class IH , 3.00% , 02/20/51 18,446 2,775,229
Series 2021-97 , Class LI , 3.00% , 08/20/50 . 19,569 3,261,621
Series 2021-104 , Class IH , 3.00% , 06/20/51 970 164,331
Series 2022-5 , Class LI , 3.50% , 01/20/52 . 65 11,956
Series 2022-88 , Class IA , 3.00% , 08/20/50 26,610 4,188,758
Government National Mortgage Association
Variable Rate Notes
(c)
Series 2017-101 , Class SL , (1-mo. CME
Term SOFR at 0.00% Floor and 6.20%
Cap + 6.09%), 1.79% , 07/20/47 ...... 340 36,770
Series 2024-6 , Class ES , (SOFR 30 day
Average at 0.00% Floor and 6.05% Cap +
6.05%), 1.68% , 07/20/53 .......... 6,356 386,184
19,439,144
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(c)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K110 , Class X1 , 1.69% , 04/25/30 .. 5,279 358,816
Series KPLB2 , Class X , 0.26% , 06/25/33 .. 16,982 356,907
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ...... 6,843 290,223
Series 2020-43 , 1.26% , 11/16/61 ....... 2,037 154,022
1,159,968
Mortgage-Backed Securities — 29.3%
Federal Home Loan Mortgage Corp.
2.50% , 03/01/30 - 04/01/31 ........... 376 358,545
3.00% , 09/01/27 - 12/01/46 ........... 252 230,200
3.50% , 12/01/41 - 01/01/48 ........... 956 873,014
4.00% , 08/01/40 - 12/01/45 ........... 286 269,217
4.50% , 07/01/26 - 09/01/48 ........... 387 373,844
5.00% , 05/01/35 - 02/01/42 ........... 508 506,142
5.50% , 02/01/35 - 06/01/41 ........... 274 276,629
6.00% , 08/01/28 - 11/01/39 ........... 10 10,497
Federal National Mortgage Association
3.50% , 11/01/46 .................. 270 250,103
4.00% , 01/01/41 .................. 22 21,099
6.00% , 07/01/39 .................. 206 209,842
Federal National Mortgage Association Variable
Rate Notes
(c)
3.07% , 09/01/27 .................. 156 151,140
3.22% , 03/01/27 .................. 477 465,424
Government National Mortgage Association
2.00% , 02/15/55
(f)
................. 6,013 4,815,098
2.50% , 02/15/55
(f)
................. 6,080 5,082,826
3.00% , 02/15/45 - 01/20/51 ........... 608 533,626
3.50% , 01/15/42 - 10/20/46 ........... 738 672,975
3.50% , 02/15/55
(f)
................. 2,498 2,235,125
4.00% , 04/20/39 - 06/20/50 ........... 2,358 2,197,598
4.50% , 09/20/39 - 04/20/47 ........... 1,307 1,265,018
5.00% , 12/15/34 - 07/20/44 ........... 871 867,337
5.50% , 07/15/38 - 12/20/41 ........... 298 304,167
6.00% , 02/15/55
(f)
................. 1,841 1,856,533
6.50% , 10/15/38 - 02/20/41 ........... 93 96,813
Uniform Mortgage-Backed Securities
2.00% , 10/01/31 - 03/01/32 ........... 343 319,770
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.00% , 02/25/55
(f)
................. USD 17,130 $ 13,331,958
2.50% , 04/01/30 - 03/01/32 ........... 614 583,958
2.50% , 02/25/55
(f)
................. 15,417 12,563,272
3.00% , 04/01/28 - 08/01/50 ........... 1,656 1,540,166
3.00% , 02/25/55
(f)
................. 11,620 9,880,916
3.50% , 11/01/27 - 06/01/52 ........... 6,529 5,833,732
4.00% , 08/01/31 - 05/01/52 ........... 4,690 4,340,708
4.00% , 02/25/55
(f)
................. 5,178 4,734,634
4.50% , 01/01/27 - 10/01/52 ........... 9,278 8,769,624
5.00% , 06/01/26 - 10/01/52 ........... 6,335 6,181,212
5.50% , 05/01/34 - 03/01/53 ........... 10,885 10,856,313
5.50% , 02/25/55
(f)
................. 6,000 5,925,318
6.00% , 12/01/32 - 09/01/40 ........... 264 273,297
6.50% , 09/01/36 - 08/01/54
(g)
.......... 21,261 21,906,326
130,964,016
Principal Only Collateralized Mortgage Obligations — 0.3%
Government National Mortgage
Association , Series 2023-130 , Class OD ,
0.00% , 09/20/53
(d)
................. 1,786 1,359,229
Total U.S. Government Sponsored Agency Securities — 38 .3%
(Cost: $ 172,861,114 ) .............................. 171,270,905
Total Long-Term Investments — 101.8%
(Cost: $ 461,459,870 ) .............................. 455,709,748
Shares
Shares
Short-Term Securities
Money Market Funds — 0.7%
Dreyfus Treasury Prime Cash Management
Institutional Shares , 4.23%
(h)
.......... 2,910,020 2,910,020
Total Money Market Funds — 0 .7%
(Cost: $ 2,910,020 ) ............................... 2,910,020
Par (000)
Pa r (000)
U.S. Treasury Obligations — 10.9%
U.S. Treasury Bills
(i)
4.24% , 03/04/25 .................. 27,876 27,780,504
4.26% , 04/24/25 .................. 21,163 20,966,278
Total U.S. Treasury Obligations — 10 .9%
(Cost: $ 48,734,445 ) ............................... 48,746,782
Total Short-Term Securities — 11.6%
(Cost: $ 51,644,465 ) ............................... 51,656,802
Total Investments Before TBA Sale Commitments — 113 .4%
(Cost: $ 513,104,335 ) .............................. 507,366,550

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(f)
Mortgage-Backed Securities — ( 0 .5 ) %
Government National Mortgage Association ,
5.50% , 02/15/55 .................. USD (1,841) $ (1,827,768)
Uniform Mortgage-Backed Securities ,
3.50% , 02/25/55 .................. (353) (312,322)
Total TBA Sale Commitments — ( 0 .5 ) %
(Proceeds: $ (2,126,293) ) ........................... (2,140,090)
Total Investments Net of TBA Sale Commitments — 112 .9%
(Cost: $ 510,978,042 ) .............................. 505,226,460
Liabilities in Excess of Other Assets — (12.9) % ............ (57,645,887)
Net Assets — 100.0% ...............................
$ 447,580,573
(a)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Zero-coupon bond.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Represents or includes a TBA transaction.
(g)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)
Annualized 7-day yield as of period end.
(i)
Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 159 03/20/25 $ 17,736 $ (130,395)
U.S. Treasury 2-Year Note .................................................... 317 03/31/25 65,223 6,070
U.S. Treasury 5-Year Note .................................................... 173 03/31/25 18,431 (100,768)
(225,093)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 239 03/20/25 26,047 (106,118)
U.S. Treasury Long Bond ..................................................... 28 03/20/25 3,193 44,993
U.S. Treasury Ultra Bond ..................................................... 2 03/20/25 237 7,477
(53,648)
$ (278,741)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.31% Annual 10/02/34 USD 2,150 $ (143,497) $ — $ (143,497)
4.08% Annual 1-day SOFR Annual 10/02/34 USD 2,150 7,037 — 7,037
$ (136,460) $ — $ (136,460)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3 .00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,100 $ 470,619 $ 278,993 $ 191,626
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 2,197 $ (333,532) $ (216,410) $ (117,122)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 903 (137,087) (35,161) (101,926)
CMBX.NA.15.BBB- .... 3 .00 Monthly
Morgan Stanley & Co.
International plc 11/18/64 BBB- USD 500 (63,937) (87,654) 23,717
$ (534,556) $ (339,225) $ (195,331)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 98,853,723 $ 12,975 $ 98,866,698
Corporate Bonds ........................................ — 445,542 — 445,542
Non-Agency Mortgage-Backed Securities ........................ — 184,515,515 611,088 185,126,603
U.S. Government Sponsored Agency Securities .................... — 171,270,905 — 171,270,905
Short-Term Securities
Money Market Funds ...................................... 2,910,020 — — 2,910,020
U.S. Treasury Obligations ................................... — 48,746,782 — 48,746,782
Liabilities
Investments
TBA Sale Commitments .................................... — (2,140,090) — (2,140,090)
$ 2,910,020 $ 501,692,377 $ 624,063 $ 505,226,460
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 215,343 $ — $ 215,343
Interest rate contracts ....................................... 58,540 7,037 — 65,577
Liabilities
Credit contracts ........................................... — (219,048) — (219,048)
Interest rate contracts ....................................... (337,281) (143,497) — (480,778)
$ (278,741) $ (140,165) $ — $ (418,906)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock U.S. Mortgage Portfolio

Portfolio Abbreviation
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced